Long-term debt - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 29, 2019	Sep. 30, 2013
Debt Instrument [Line Items]
Debt Related Commitment Fees and Debt Issuance Costs		$ 381	$ 37	$ 977
Loan Covenant, Security Maintenance Percentage to Loans Outstanding		125.00%
Line of Credit Facility, Maximum Borrowing Capacity		$ 385,000
Repayments of Debt		34,000	17,500	58,705
Revolving credit due to owners and affiliates repayment		34,000
Payments of arrangement fees		$ 5,797	$ 0	$ 0
Hoegh LNG Partners LP [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description		The Partnership must maintainConsolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of25% of total assets, and$150 millionConsolidated working capital (current assets, excluding intercompany receivables and marked-to-market value of any financial derivative, less current liabilities, excluding intercompany payables, marked-to-market value of any financial derivative and the current portion of long-term debt) shall at all time be greater than zeroMinimum liquidity (cash and cash equivalents and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of$15 million, and$2.5 million multiplied by the number of vessels owned or leased by the Partnership (prorated for partial ownership), subject to a cap of $20 millionA ratio of combined EBITDA for the Vessel Owners to debt service (principal repayments, guarantee commission, commitment fees and interest expense) for the preceding twelve months of a minimum of 115%
Lampung Facility [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate		6.20%	5.90%
Gallant And Grace Facility [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 303,200
Repayments of Accrued interest	1,600
$385 Million Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 320,000
Repayments of Debt	303,200
Repayments of Accrued interest	1,600
Payments of arrangement fees	5,500
Remaining proceeds used for general partnership purposes	$ 9,600
Export credit tranche [Member] | Hegh Gallant [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.98%
Export credit tranche [Member] | Hegh Grace [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.88%
Export credit tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		The interest rate for the export credit tranche is LIBOR plus a margin of 2.3%.
Line of Credit Facility, Frequency of Payments		The export credit tranche is repayable in quarterly installments over 12 years
Debt Instrument, Basis Spread on Variable Rate		2.30%
Export credit tranche [Member] | $385 Million Facility [Member]
Debt Instrument [Line Items]
Future repayment upon maturity of commercial tranche	$ 9,500
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		The FSRU tranche has an interest rate of LIBOR plus a margin of 3.4%.
Line of Credit Facility, Frequency of Payments		The FSRU tranche is repayable quarterly over 7 years
Debt Instrument, Balloon Payment		$ 16,500
Debt Instrument, Basis Spread on Variable Rate		3.40%
Commercial tranche [Member] | $385 Million Facility [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate		4.70%
Secured Debt [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description		The primary financial covenants under the Lampung facility are as follows:Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested on each quarterly repayment date;Guarantor's book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; andGuarantor's free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.
Term Loan Facility [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Secured Debt						$ 299,000
385 million Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR plus a margin of 2.30%
Line of Credit Facility, Frequency of Payments	The commercial tranche is repayable quarterly with a final balloon payment of $136.1
Debt Instrument, Basis Spread on Variable Rate	2.30%
Line of Credit Facility, Maximum Borrowing Capacity	$ 385,000
Amount drew	$ 320,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	1.60%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate		6.60%	6.30%
Line of Credit Facility, Maximum Borrowing Capacity		$ 85,000
Revolving Credit Facility [Member] | $385 Million Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 63,000
Amount drew	$ 48,300
Revolving Credit Facility Due To Owners And Affiliates [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 85,000